Organization (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
		Mar. 25, 2024	Apr. 30, 2023	Dec. 31, 2025	Dec. 31, 2024
Organization [Line Items]
Ordinary shares issued	[1]			4,971,484	3,378,188
Ordinary shares outstanding	[1]			4,971,484	3,378,188
Ordinary shares per value (in Dollars per share)	[1]			$ 0.00001	$ 0.00001
Ordinary Shares [Member]
Organization [Line Items]
Share issued		100		159,329,600
Ordinary shares par value (in Dollars per share)		$ 0.0000001		$ 0.0000001
Shares unissued		1
Shares unissued price per share (in Dollars per share)		$ 0.00001
Pre consolidation basis ordinary shares				1,593,296
Ordinary shares issued				4,971,484
Ordinary shares outstanding				4,971,484
Ordinary shares per value (in Dollars per share)				$ 0.00001
IPO [Member]
Organization [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0000001
Net proceeds (in Dollars)			$ 13,000,000
Post-Consolidation [Member] | Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary Shares [Member] | IPO [Member]
Organization [Line Items]
Share issued			2,416,667

[1]	On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis. As of December 31, 2025, the Company had approximately 4,971,484 ordinary shares with a par value of US$0.00001 each issued and outstanding on a post-consolidation basis. This does not give effect to the 1-for-10 share consolidation effected on April 1, 2026.